Loans and other financial assets at amortized cost and loans and receivables (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of loans and receivables [Abstract]
Details of loans and other financial assets at amortized cost

(1) Details of loans and other financial assets at amortized cost as of December 31, 2018 and 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Due from banks	14,151,012	14,492,223
Loans	260,819,917	271,032,244
Other financial assets	7,486,649	8,193,226

Total	282,457,578	293,717,693

Details of due from banks

(2) Details of due from banks are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Due from banks in local currency:
Due from The Bank of Korea (“BOK”)	11,034,602	11,028,850
Due from depository banks	90,988	82,509
Due from non-depository institutions	76	378
Due from the Korea Exchange	30,000	50,113
Others	85,915	43,253
Allowance for credit losses	(3,069)	(2,865)

Sub-total	11,238,512	11,202,238

Due from banks in foreign currencies:
Due from banks on demand	828,022	1,122,521
Due from banks on time	1,288,303	1,296,842
Others	798,493	872,617
Allowance for credit losses	(2,318)	(1,995)

Sub-total	2,912,500	3,289,985

Total	14,151,012	14,492,223

Details of restricted due from banks

(3) Details of restricted due from banks are as follows (Unit: Korean Won in millions):

	Counterparty	December 31, 2018	Reason of restriction
Due from banks in local currencies:
Due from BOK	The BOK	11,034,602	Reserve deposits under the BOK Act
Due from KSFC	Korea Securities Finance Corp.	30,000	Customer’s deposit reserve
Others	The Korea Exchange and others	51,889	Central counterparty KRW margin and others

	Sub-total	11,116,491

Due from banks in foreign currencies:
Due from banks on demand	The BOK and others	780,576	Reserve deposits under the BOK Act and others
Others	Korea Investment Securities and others	798,493	Overseas futures and options trade deposits and others

	Sub-total	1,579,069

	Total	12,695,560

	Counterparty	December 31, 2019	Reason of restriction
Due from banks in local currencies:
Due from BOK	The BOK	11,028,850	Reserve deposits under the BOK Act
Due from KSFC	Korea Securities Finance Corp.	50,000	Customer’s deposit reserve
Others	The Korea Exchange and others	41,645	Central counterparty KRW margin and others

	Sub-total	11,120,495

Due from banks in foreign currencies:
Due from banks on demand	The BOK and others	1,103,917	Reserve deposits under the BOK Act and others
Foreign currency deposits on time	National Bank Cambodia	58	Reserve deposits and others
Others	Korea Investment & Securities and others	872,603	Overseas futures and options trade deposits and others

	Sub-total	1,976,578

	Total	13,097,073

Changes in allowance for credit losses of due from banks

1) Allowance for credit losses

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,092)	—	—	(3,092)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(2,219)	—	—	(2,219)
Others(*)	(76)	—	—	(76)

Ending balance	(5,387)	—	—	(5,387)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,387)	—	—	(5,387)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Reversal of allowance for credit losses	544	—	—	544
Others(*)	(17)	—	—	(17)

Ending balance	(4,860)	—	—	(4,860)

(*)	Others consist of foreign currencies translation, etc.

Changes in gross carrying amount of due from banks

2) Gross carrying amount

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	8,870,835	—	—	8,870,835
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	5,302,244	—	—	5,302,244
Others(*)	(16,680)			(16,680)

Ending balance	14,156,399	—	—	14,156,399

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	14,156,399	—	—	14,156,399
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	313,991	—	—	313,991
Business combination (Note 44)	35,910	—	—	35,910
Others(*)	(9,217)	—	—	(9,217)

Ending balance	14,497,083	—	—	14,497,083

(*)	Others consist of foreign currencies translation, etc.

Details of loans

(5) Details of loans are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Loans in local currency	210,701,421	221,484,049
Loans in foreign currencies	15,239,032	18,534,270
Domestic banker’s usance	2,934,366	2,899,651
Credit card accounts	8,051,384	8,398,605
Bills bought in foreign currencies	7,874,457	4,772,093
Bills bought in local currency	22,885	61,362
Factoring receivables	45,851	20,905
Advances for customers on guarantees	13,810	12,616
Private placement bonds	365,531	307,339
Securitized loans	1,377,072	2,250,042
Call loans	2,669,080	3,290,167
Bonds purchased under resale agreements	11,701,951	8,981,752
Others	1,037,283	980,448
Loan origination costs and fees	574,178	620,791
Discounted present value	(10,308)	(6,826)
Allowance for credit losses	(1,778,076)	(1,575,020)

Total	260,819,917	271,032,244

Changes in allowance for losses on loans and receivables

(6) Changes in the allowances for losses on loans and receivables for the year ended December 31, 2017 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2017
	Consumers	Corporates	Credit card	Others	Total
Beginning balance	(163,858)	(1,498,842)	(155,372)	(209,024)	(2,027,096)
Net reversal (provision) of allowance for loan losses	(131,275)	(539,222)	(203,968)	12,192	(862,273)
Recoveries of loans previously charged off	(45,060)	(84,413)	(51,366)	(68)	(180,907)
Charge-off	142,099	453,249	228,640	63,181	887,169
Disposal	898	65,145	—	29,186	95,229
Unwinding effect	8,643	36,548	—	—	45,191
Others(*)	908	211,729	1	(193)	212,445

Ending balance	(187,645)	(1,355,806)	(182,065)	(104,726)	(1,830,242)

(*)	Others consist of debt-equity swap, foreign currencies translation and etc.

Changes in allowance for credit losses of loans

Changes in the allowance for credit losses of loans for the years ended December 31, 2018 and 2019 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(101,479)	(41,358)	(117,168)	(365,251)	(255,922)	(905,243)
Transfer to 12-month expected credit losses	(9,848)	8,966	882	(24,324)	22,658	1,666
Transfer to lifetime expected credit losses	5,905	(7,183)	1,278	15,074	(407,780)	392,706
Transfer to credit-impaired financial assets	79,078	47,343	(126,421)	62,731	97,750	(160,481)
Net reversal(provision) of allowance for credit losses	(86,224)	(56,164)	(49,637)	(68,381)	193,392	(94,004)
Recovery	—	—	(51,855)	—	—	(127,630)
Charge-off	—	—	204,552	—	—	290,109
Disposal	—	33	1,633	—	237	49,902
Interest income from impaired loans	—	—	7,945	—	—	23,381
Others(*)	(1,941)	(5)	(1,115)	31,840	46	1,921

Ending balance	(114,509)	(48,368)	(129,906)	(348,311)	(349,619)	(527,673)

	For the year ended December 31, 2018
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(57,134)	(71,463)	(102,858)	(523,864)	(368,743)	(1,125,269)
Transfer to 12-month expected credit losses	(13,846)	13,738	108	(48,018)	45,362	2,656
Transfer to lifetime expected credit losses	5,871	(6,194)	323	26,850	(421,157)	394,307
Transfer to credit-impaired financial assets	82,406	84,048	(166,454)	224,215	229,141	(453,356)
Net reversal(provision) of allowance for credit losses	(82,083)	(98,260)	(33,205)	(236,688)	38,968	(176,846)
Recovery	—	—	(57,565)	—	—	(237,050)
Charge-off	—	—	242,879	—	—	737,540
Disposal	—	—	—	—	270	51,535
Interest income from impaired loans	—	—	—	—	—	31,326
Others(*)	(1)	—	—	29,898	41	806

Ending balance	(64,787)	(78,131)	(116,772)	(527,607)	(476,118)	(774,351)

(*)	Changes due to debt-equity swap, foreign currencies translation, and etc.

	For the year ended December 31, 2019
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(114,509)	(48,368)	(129,906)	(348,311)	(349,619)	(527,673)
Transfer to 12-month expected credit losses	(14,430)	13,661	769	(58,537)	49,884	8,653
Transfer to lifetime expected credit losses	14,022	(15,332)	1,310	8,215	(20,473)	12,258
Transfer to credit-impaired financial assets	8,603	10,312	(18,915)	3,308	17,852	(21,160)
Net reversal(provision) of allowance for credit losses	21,802	(38,203)	(146,204)	86,565	6,855	(75,392)
Recovery	—	—	(61,914)	—	—	(66,359)
Charge-off	—	—	217,382	—	—	222,537
Disposal	—	—	2,763	—	1	42,095
Interest income from impaired loans	—	—	9,647	—	—	17,887
Business combination (Note 44)	—	—	—	(9)	(2,008)	(3,150)
Others(*)	(636)	(32)	(520)	(15,489)	(210)	259

Ending balance	(85,148)	(77,962)	(125,588)	(324,258)	(297,718)	(390,045)

	For the year ended December 31, 2019
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(64,787)	(78,131)	(116,772)	(527,607)	(476,118)	(774,351)
Transfer to 12-month expected credit losses	(15,712)	15,231	481	(88,679)	78,776	9,903
Transfer to lifetime expected credit losses	6,031	(6,317)	286	28,268	(42,122)	13,854
Transfer to credit-impaired financial assets	98,647	94,116	(192,763)	110,558	122,280	(232,838)
Net reversal(provision) of allowance for credit losses	(98,888)	(96,434)	(40,343)	9,479	(127,782)	(261,939)
Recovery	—	—	(60,365)	—	—	(188,638)
Charge-off	—	—	281,420	—	—	721,339
Disposal	—	—	—	—	1	44,858
Interest income from impaired loans	—	—	—	—	—	27,534
Business combination (Note 44)	—	—	—	(9)	(2,008)	(3,150)
Others(*)	(17)	2	14	(16,142)	(240)	(247)

Ending balance	(74,726)	(71,533)	(128,042)	(484,132)	(447,213)	(643,675)

(*)	Changes due to debt-equity swap, foreign currencies translation, and etc.

Changes in gross carrying amount of loans

(7) Changes in the gross carrying amount of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	103,502,347	5,487,758	326,739	131,096,396	4,466,354	1,622,409
Transfer to 12-month expected credit losses	1,921,485	(1,912,046)	(9,439)	1,081,702	(1,077,895)	(3,807)
Transfer to lifetime expected credit losses	(3,186,506)	3,199,993	(13,487)	(2,275,984)	2,733,860	(457,876)
Transfer to credit-impaired financial assets	(218,943)	(127,447)	346,390	(348,503)	(275,189)	623,692
Charge-off	—	—	(204,552)	—	—	(290,109)
Disposal	—	(478)	(31,910)	—	(2,781)	(166,347)
Net increase (decrease)	8,600,859	(619,771)	(22,247)	1,900,116	(813,091)	(307,304)

Ending balance	110,619,242	6,028,009	391,494	131,453,727	5,031,258	1,020,658

	For the year ended December 31, 2018
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	5,721,743	935,266	177,983	240,320,486	10,889,378	2,127,131
Transfer to 12-month expected credit losses	221,984	(221,841)	(143)	3,225,171	(3,211,782)	(13,389)
Transfer to lifetime expected credit losses	(287,623)	288,027	(404)	(5,750,113)	6,221,880	(471,767)
Transfer to credit-impaired financial assets	(104,459)	(95,758)	200,217	(671,905)	(498,394)	1,170,299
Charge-off	—	—	(242,879)	—	—	(737,540)
Disposal	—	—	—	—	(3,259)	(198,257)
Net increase (decrease)	1,310,199	77,078	74,215	11,811,174	(1,355,784)	(255,336)

Ending balance	6,861,844	982,772	208,989	248,934,813	12,042,039	1,621,141

	For the year ended December 31, 2019
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	110,619,242	6,028,009	391,494	131,453,727	5,031,258	1,020,658
Transfer to 12-month expected credit losses	2,626,998	(2,614,767)	(12,231)	1,560,734	(1,550,164)	(10,570)
Transfer to lifetime expected credit losses	(8,238,499)	8,256,600	(18,101)	(2,306,186)	2,341,881	(35,695)
Transfer to credit-impaired financial assets	(152,128)	(104,129)	256,257	(252,249)	(142,902)	395,151
Charge-off	—	—	(217,382)	—	—	(222,537)
Disposal	—	(55)	(67,924)	—	(70)	(161,318)
Net increase (decrease)	6,397,570	883,149	85,561	3,985,392	(809,566)	(266,432)
Business combination (Note 44)	100	—	—	2,561	40,161	21,000

Ending balance	111,253,283	12,448,807	417,674	134,443,979	4,910,598	740,257

	For the year ended December 31, 2019
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	6,861,844	982,772	208,989	248,934,813	12,042,039	1,621,141
Transfer to 12-month expected credit losses	258,674	(258,166)	(508)	4,446,406	(4,423,097)	(23,309)
Transfer to lifetime expected credit losses	(307,100)	307,450	(350)	(10,851,785)	10,905,931	(54,146)
Transfer to credit-impaired financial assets	(124,675)	(104,712)	229,387	(529,052)	(351,743)	880,795
Charge-off	—	—	(281,420)	—	—	(721,339)
Disposal	—	—	—	—	(125)	(229,242)
Net increase (decrease)	589,724	(41,512)	72,269	10,972,686	32,071	(108,602)
Business combination (Note 44)	—	—	—	2,661	40,161	21,000

Ending balance	7,278,467	885,832	228,367	252,975,729	18,245,237	1,386,298

Details of other financial assets

(8) Details of other financial assets are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
CMA accounts	185,999	199,000
Receivables	4,864,738	5,653,997
Accrued income	1,002,964	1,012,240
Telex and telephone subscription rights and refundable deposits	986,834	949,118
Other receivables	514,055	456,010
Allowance for credit losses	(67,941)	(77,139)

Total	7,486,649	8,193,226

Changes in allowance for credit losses on other financial assets

(9) Changes in the allowances for credit losses on other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(2,955)	(1,832)	(54,211)	(58,998)
Transfer to 12-month expected credit losses	(150)	139	11	—
Transfer to lifetime expected credit losses	105	(416)	311	—
Transfer to credit-impaired financial assets	6,509	304	(6,813)	—
Net provision of allowance for credit losses	(6,583)	(166)	(31,550)	(38,299)
Charge-off	—	—	28,200	28,200
Disposal	—	1	1,264	1,265
Others	(395)	(1)	287	(109)

Ending balance	(3,469)	(1,971)	(62,501)	(67,941)

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,469)	(1,971)	(62,501)	(67,941)
Transfer to 12-month expected credit losses	(207)	198	9	—
Transfer to lifetime expected credit losses	116	(43)	(73)	—
Transfer to credit-impaired financial assets	19	159	(178)	—
Net reversal (provision) of allowance for credit losses	802	(9)	(6,854)	(6,061)
Charge-off	—	—	2,506	2,506
Disposal	—	—	1,685	1,685
Business combination (Note 44)	(401)	—	(7,268)	(7,669)
Others	(56)	—	397	341

Ending balance	(3,196)	(1,666)	(72,277)	(77,139)

Changes in gross carrying amount of other financial assets

(10) Changes in the gross carrying amount of other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	6,662,335	29,124	79,912	6,771,371
Transfer to 12-month expected credit losses	7,573	(7,556)	(17)	—
Transfer to lifetime expected credit losses	(11,418)	11,734	(316)	—
Transfer to credit-impaired financial assets	(7,580)	(1,110)	8,690	—
Charge-off	—	—	(28,201)	(28,201)
Disposal	—	(5)	(1,640)	(1,645)
Net increase (decrease)	803,480	(3,994)	13,579	813,065

Ending balance	7,454,390	28,193	72,007	7,554,590

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	7,454,390	28,193	72,007	7,554,590
Transfer to 12-month expected credit losses	8,036	(8,019)	(17)	—
Transfer to lifetime expected credit losses	(17,678)	17,740	(62)	—
Transfer to credit-impaired financial assets	(952)	(918)	1,870	—
Charge-off	—	—	(2,506)	(2,506)
Disposal	—	—	(2,212)	(2,212)
Net increase	606,457	55,651	41,138	703,246
Business combination (Note 44)	9,591	—	7,656	17,247

Ending balance	8,059,844	92,647	117,874	8,270,365